Label	Element	Value
UBS Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000886244_SupplementTextBlock
The UBS Funds	Prospectus Supplement

The UBS Funds

Prospectus Supplement

June 30, 2015

Dear Investor,

The purpose of this supplement is to update the Prospectuses of each series (each a “Fund” and collectively, the “Funds”) of The UBS Funds (the “Trust”) dated October 28, 2014, as supplemented.

Risk/Return [Heading]	rr_RiskReturnHeading	UBS Municipal Bond Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
At a recent meeting of the Board of Trustees (the “Board”) of the Trust, the Board approved the elimination of the redemption fees for the Funds, effective August 3, 2015 for any redemptions taking place on or after that date.  In connection with that change, the Prospectuses are revised to delete all references to the redemption fees, effective August 3, 2015.

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.